Argentina's Hyperinflationary Economy (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Hyperinflationary Reporting [Line Items]
Historical inflation accumulated up to December 31, 2017			82.52
From January to December	53.64%	47.83%
Bottom of Range
Disclosure of Hyperinflationary Reporting [Line Items]
Cumulative inflation rate period	3 years
Cumulative inflation rate percentage	100.00%